Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Internal project development
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	4 years
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	4 years
Teaching/learning materials - TLM
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years